Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Total Current	$ 301	$ 252	$ 236
Deferred:
Total Deferred	21	(77)	38
Provision for income taxes	322	175	274
United Kingdom
Current:
Domestic	7	3	0
United States
Current:
Foreign	85	75	41
Deferred:
Foreign	21	(66)	76
Italy
Current:
Foreign	132	116	155
Deferred:
Foreign	20	0	(22)
Other
Current:
Foreign	77	57	40
Deferred:
Foreign	$ (19)	$ (11)	$ (16)